UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549
                                                    ----------------------------

                          ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                    Date of reporting period: AUGUST 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 MASTER LIMITED PARTNERSHIPS - 134.7%


              OIL, GAS & CONSUMABLE FUELS - 134.7%
      139,145 Alliance Resource Partners, L.P. ..............  $   12,791,600
      131,300 Atlas Pipeline Partners, L.P. .................       6,182,917
      357,143 Clearwater Natural Resources, L.P. + ..........       7,142,860
       40,000 Copano Energy, L.L.C. .........................       1,579,600
       56,019 Copano Energy, L.L.C. + .......................       2,167,946
      197,182 Copano Energy, L.L.C., Class B + ..............       7,436,315
      317,272 Crosstex Energy, L.P. .........................      13,363,497
       71,657 Enbridge Energy Partners, L.P. ................       3,865,179
      197,000 Energy Transfer Partners, L.P. ................       7,287,030
      370,370 Energy Transfer Partners, L.P. + ..............      13,083,487
      176,425 Enterprise GP Holdings, L.P. ..................       5,627,957
      459,998 Enterprise Product Partners, L.P. .............      11,168,751
       73,100 Hiland Partners, L.P. .........................       2,814,350
      250,000 Holly Energy Partners, L.P. ...................      10,487,500
      148,000 Inergy Holdings, L.P. .........................       4,582,080
      385,275 Inergy, L.P. ..................................      11,469,637
      140,771 Kinder Morgan Energy Partners, L.P. ...........       7,194,806
      461,756 Magellan Midstream Partners, L.P. .............      14,787,165
       85,250 MarkWest Energy Partners, L.P. ................       4,253,975
      144,928 MarkWest Energy Partners, L.P. + ..............       6,942,631
       25,477 Martin Midstream Partners, L.P. ...............         773,991
      128,169 Natural Resource Partners, L.P. ...............       7,882,393
       58,774 Northern Border Partners, L.P. ................       2,812,336
      203,843 Pacific Energy Partners, L.P. .................       6,681,974
      344,956 Plains All American Pipeline, L.P. ............      16,161,189
       14,000 Teekay LNG Partners, L.P. .....................         445,900
       32,975 TransMontaigne Partners, L.P. .................         854,052
       70,000 U.S. Shipping Partners, L.P. ..................       1,803,900
      205,291 Valero, L.P. ..................................      11,913,037
      153,600 Williams Partners, L.P. .......................       3,990,528
                                                               ---------------
                                                                  207,548,583
                                                               ---------------

              TOTAL MASTER LIMITED PARTNERSHIPS .............     207,548,583
                                                               ---------------
              (Cost $150,849,170)

 RIGHTS - 0.0%


              OIL, GAS & CONSUMABLE FUELS - 0.0%
           17 Clearwater Natural Resources, L.P. - Rights +*                0
                                                               ---------------

              TOTAL RIGHTS ..................................               0
                                                               ---------------
              (Cost $0)


              TOTAL INVESTMENTS - 134.7% ....................  $  207,548,583
              (Cost $150,849,170)**

              NET OTHER ASSETS & LIABILITIES - (11.0)% ......     (16,936,033)
                                                               ---------------
              LOAN OUTSTANDING - (1.6)% .....................      (2,500,000)
                                                               ---------------
              NOTES PAYABLE OUTSTANDING - (22.1)% ...........     (34,000,000)
                                                               ---------------
              NET ASSETS - 100.0% ...........................  $  154,112,550
                                                               ===============



             See Notes to Quarterly Portfolio of Investments              Page 1

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)



----------------------------------------------------------------------
         *    Non-income producing security
        ** Aggregate cost for federal income tax and financial reporting purposes
         + Securities are restricted securities, which cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Market value is determined in accordance with procedures adopted by the Board of Trustees (See Note 1D).


Page 2              See Notes to Quarterly Portfolio of Investments

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                          ENERGY INCOME AND GROWTH FUND
                                 AUGUST 31, 2005


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

Energy Income and Growth Fund (the "Fund") determines the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including option premiums, accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, any borrowings of the Fund and the market value of written call options) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature within 60 days are valued at amortized cost.

Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.


B. OPTION CONTRACTS:

The Fund may enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from any use of financial leverage by the Fund, to facilitate portfolio management and mitigate risks.

Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") through a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Fiduciary Asset Management, LLC (the "Sub-Adviser") (in accordance with procedures adopted by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.


C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------
                          ENERGY INCOME AND GROWTH FUND
                                 AUGUST 31, 2005


D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table consisting of limited partnership units of Clearwater Natural Resources, L.P. ("Clearwater"), limited liability company units of Copano Energy, LLC ("Copano"), limited liability company units of Copano Energy, LLC, Class B ("Copano CL B"), limited partnership units of Energy Transfer Partners, L.P. ("Energy Transfer"), and limited partnership units of MarkWest Energy Partners, L.P. ("MarkWest"), which were purchased in private placement transactions. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees.

CLEARWATER. Pursuant to a registration rights agreement, the Fund has certain automatic registration rights subsequent to an initial public offering with respect to these restricted securities.

COPANO. The Fund has certain automatic and piggyback registration rights with respect to Copano restricted securities.

COPANO CL B. The Fund has certain automatic and piggyback registration rights with respect to the Copano CL B restricted securities.

ENERGY TRANSFER. The Fund has certain automatic registration rights with respect to the Energy Transfer restricted securities. On March 29, 2005, the SEC declared a registration statement on Form S-3 effective with respect to the Energy Transfer restricted shares held by the Fund. The Fund is in the process of having the restrictive legend removed from such securities.

MARKWEST. The Fund has certain demand and piggyback registration rights with respect to the MarkWest restricted securities. On January 21, 2005, the SEC declared a registration statement on Form S-3 effective with respect to the MarkWest restricted securities held by the Fund. The Fund is in the process of having the restrictive legend removed from such securities.


                                                                     CARRYING
                                                    CARRYING           COST         VALUE PER
                                                    VALUE PER       PER SHARE         SHARE
                                                      SHARE       AT ACQUISITION AT ACQUISITION    8/31/05
                   ACQUISITION                      8/31/05             DATE          DATE          VALUE            % OF
SECURITY              DATE           SHARES       (RESTRICTED)     (RESTRICTED)  (UNRESTRICTED) (RESTRICTED)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Clearwater
Natural
Resources, L.P       8/01/05        357,143           $20.00          $20.00           N/A      $ 7,142,860        4.63%
Copano Energy,
LLC                  8/01/05         56,019            38.70           28.78         $40.50*      2,167,946        1.41
Copano Energy,
LLC, Class B         8/01/05        197,182            37.71           28.05          40.50*      7,436,315        4.83
Energy Transfer
Partners, L.P.       1/26/05        370,370            35.33           27.54          29.74**    13,083,487        8.49
MarkWest Energy
Partners, L.P.       7/30/04        144,928            47.90           34.50          43.92***    6,942,631        4.50
                                 ----------                                                     -----------       -----
                                  1,125,642                                                     $36,773,239        23.86%
                                 ==========                                                     ===========       ======

* This is the carrying value of unrestricted shares of Copano at 8/01/05, which is the date of purchase and date an enforceable right to acquire the restricted Copano securities was obtained by the Fund.

** This is the carrying value of unrestricted shares of Transfer at 1/26/05, adjusted for 2 for 1 stock split effective March 16, 2005, which is the date of purchase and date an enforceable right to acquire the restricted Energy Transfer securities was obtained by the Fund.

*** This is the carrying value of unrestricted shares of MarkWest at 7/30/04, which is the date of purchase and date an enforceable right to acquire the restricted MarkWest securities was obtained by the Fund.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,778,588 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,175.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.